Research and Development and Energy Efficiency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Amounts payable, balance to be collected	R$ 44,466
Amounts payable, balance to disburse	216,550
Research and development and energy efficiency	553,674	R$ 614,758	R$ 627,097
Amounts payable, disbursed and not completed	292,658
Research and development and energy efficiency, current	320,196	370,244
Research and development and energy efficiency, noncurrent	233,478	244,514
M M E [Member]
IfrsStatementLineItems [Line Items]
Research and development and energy efficiency	2,891	3,314	3,790
R And D [Member]
IfrsStatementLineItems [Line Items]
Research and development and energy efficiency	201,871	260,243	R$ 286,029
Research And Development [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, balance to be collected	10,031
Amounts payable, balance to disburse	47,464
Research and development and energy efficiency	210,543	270,145
Amounts payable, disbursed and not completed	153,048
Research And Development [Member] | National Fund For Scientific And Technological [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, balance to be collected	5,781
Amounts payable, balance to disburse
Research and development and energy efficiency	5,781	6,588
Research And Development [Member] | M M E [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, balance to be collected	2,891
Amounts payable, balance to disburse
Research and development and energy efficiency	2,891	3,314
Research And Development [Member] | R And D [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, balance to be collected	1,359
Amounts payable, balance to disburse	47,464
Research and development and energy efficiency	201,871	260,243
Amounts payable, disbursed and not completed	153,048
Energy Efficiency Program [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, balance to be collected	34,435
Amounts payable, balance to disburse	169,086
Research and development and energy efficiency	343,131	344,613
Amounts payable, disbursed and not completed	139,610
Energy Efficiency Program [Member] | National Program Of Electricity Conservation Procel [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, balance to be collected	23,613
Amounts payable, balance to disburse
Research and development and energy efficiency	23,613	11,960
Energy Efficiency Program [Member] | E E P [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, balance to be collected	10,822
Amounts payable, balance to disburse	169,086
Research and development and energy efficiency	319,518	R$ 332,653
Amounts payable, disbursed and not completed	R$ 139,610